FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income:
Interest income	$ 624	$ 296	$ 132
Foreign currency translation gains, net		827	204
Change in fair value of convertible debt		1,585
Change in fair value of SWAP	380		2,373
Other	147	366	197
Financial income	1,151	3,074	2,906
Financial expense:
Foreign currency translation losses, net	(950)
Interest and change in fair value of payment obligation related to acquisitions			(43)
Interest expense on debts	(2,334)	(3,938)	(4,794)
Change in fair value of SWAP		(2,487)
Change in fair value of convertible debt	(600)		(3,785)
Bank charges and other	(737)	(443)	(206)
Financial expenses	(4,621)	(6,868)	(8,828)
Financial expense, net	$ (3,470)	$ (3,794)	$ (5,922)